TRADE RECEIVABLES AND NOTES RECEIVABLES - Movements on the provision for impairment of trade receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions
Allowance account for credit losses of financial assets at beginning of period	¥ 715,597
Allowance account for credit losses of financial assets at end of period	933,563	¥ 715,597
Provision for impairment
Reconciliation of changes in other provisions
Allowance account for credit losses of financial assets at beginning of period	715,597	659,261
Provision for impairment	403,633	237,504
Written off	(122,786)	(98,554)
Reversal	(64,661)	(83,095)
Others (Note)	1,780	481
Allowance account for credit losses of financial assets at end of period	¥ 933,563	¥ 715,597